Summary of Principal Accounting Policies - Schedule of Revenues by Primary Geographical Markets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	$ 26,105,600	$ 36,184,000
Membership and top-up streaming services revenue [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	21,620,200	31,586,800
Online advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	2,616,500	3,698,500
Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,868,900	898,700
United States and Canada [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	6,522,600	13,427,900
United States and Canada [Member] | Membership and top-up streaming services revenue [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	6,522,600	13,427,900
United States and Canada [Member] | Online advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
United States and Canada [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Asia Pacific [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	13,403,200	16,242,500
Asia Pacific [Member] | Membership and top-up streaming services revenue [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	8,917,800	11,645,300
Asia Pacific [Member] | Online advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	2,616,500	3,698,500
Asia Pacific [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,868,900	898,700
EMEA [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	5,022,500	4,399,700
EMEA [Member] | Membership and top-up streaming services revenue [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	5,022,500	4,399,700
EMEA [Member] | Online advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
EMEA [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Latin America [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,157,300	2,113,900
Latin America [Member] | Membership and top-up streaming services revenue [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues	1,157,300	2,113,900
Latin America [Member] | Online advertising services [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues
Latin America [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets [Line Items]
Revenues